Segmented and geographic information, and major customers	12 Months Ended
Dec. 31, 2018
Disclosure of operating segments [abstract]
Segmented and geographic information, and major customers
21.   Segmented and geographic information, and major customers

a.   Segmented information

The Company’s operations comprise of three reporting segments engaged in acquisition, exploration, development and exploration of mineral resource properties in Mexico and the United States. Management has determined the operating segments based on the reports reviewed by the chief operating decision makers that are used to make strategic decisions.

b.   Geographic information

All revenues from sale of concentrates for year ended December 31, 2018 and 2017 were earned in Mexico and the United States. The following segmented information is presented as at and during the years ended December 31, 2018 and 2017.

	As at December 31, 2018				As at December 31, 2017
	Mexican Operations	U.S. Operations	Corporate and Other	Total	Mexican Operations	U.S. Operations	Corporate and Other	Total

Cash and cash equivalents	$3,305	$(2)	$161	$3,464	$5,963	$1,791	$1,571	$9,325
Trade and other receivables	6,353	1,274	85	7,712	4,901	1,711	19	6,631
Inventories	5,844	2,292	-	8,136	6,301	3,065	-	9,366
Prepaid expenses	506	535	206	1,247	346	305	218	869
Asset held-for-sale	6,925	-	-	6,925	-	-	-	-
Convertible loan receivable	-	-	1,922	1,922	-	-	-	-
Restricted cash	139	541	1	681	160	171	4	335
Property, plant and equipment	52,540	43,856	46	96,442	59,686	40,570	45	100,301
Deferred tax assets	-	626	-	626	-	626	-	626
Total assets	$75,612	$49,122	$2,421	$127,155	$77,357	$48,239	$1,857	$127,453

Trade and other payables	$8,094	$3,614	$2,637	$14,345	$5,893	$2,608	$1,892	$10,393
Derivative instruments	-	-	35	35	-	-	-	-
Convertible loans payable	-	-	2,972	2,972	-	-	-	-
Other long-term liabilities	-	632	57	689	-	469	95	564
Pre-payment facility	11,110	-	-	11,110	15,000	-	-	15,000
Post-employment benefit obligations	-	8,174	-	8,174	-	8,618	-	8,618
Decommissioning provision	1,760	2,031	-	3,791	1,904	2,044	-	3,948
Derivative warrant liability	-	-	711	711	-	-	-	-
Deferred tax liabilities	1,132	-	-	1,132	872	-	-	872
Total liabilities	$22,096	$14,451	$6,412	$42,959	$23,669	$13,739	$1,987	$39,395

	Year ended December 31, 2018				Year ended December 31, 2017
	Mexican Operations	U.S. Operations	Corporate and Other	Total	Mexican Operations	U.S. Operations	Corporate and Other	Total

Revenue	$41,506	$26,848	$-	$68,354	$21,512	$32,768	$-	$54,280
Cost of sales	(23,283)	(28,832)	-	(52,115)	(10,195)	(29,843)	-	(40,038)
Depletion and amortization	(7,200)	(3,362)	(10)	(10,572)	(3,247)	(3,452)	(10)	(6,709)
Care, maintenance and restructuring costs	(39)	(1,032)	-	(1,071)	(60)	(473)	(168)	(701)
Corporate general and administrative	-	-	(6,720)	(6,720)	-	-	(6,651)	(6,651)
Transaction costs	-	-	(871)	(871)
Exploration costs	(2,501)	(194)	-	(2,695)	(2,407)	(319)	-	(2,726)
Accretion on decommissioning provision	(149)	(47)	-	(196)	(144)	(41)	-	(185)
Interest and financing expense	(972)	-	(437)	(1,409)	(35)	-	(688)	(723)
Foreign exchange gain (loss)	(295)	-	64	(231)	(308)	-	83	(225)
Gain on disposal of assets	879	-	-	879	-	-	-	-
Gain on derivative instruments	224	165	476	865	-	-	-	-
Gain on derivative warrant liability	-	-	590	590	-	-	-	-
Loss on investment in equity instruments	-	-	-	-	-	-	(11)	(11)
Write-down of assets	(3,729)	(77)	-	(3,806)	-	(204)	-	(204)
Contingency on value added taxes	(1,012)	-	-	(1,012)	-	-	-	-
Income (loss) before income taxes	3,429	(6,531)	(6,908)	(10,010)	5,116	(1,564)	(7,445)	(3,893)
Income tax recovery (expense)	(668)	-	-	(668)	(219)	646	-	427
Net income (loss) for the year	$2,761	$(6,531)	$(6,908)	$(10,678)	$4,897	$(918)	$(7,445)	$(3,466)

c.   Major customers

The Company sold concentrates to 2 customers during the year ended December 31, 2018 (2017: two customers), with each customer accounting for 78%, and 22% (2017: 60%, and 40%) of revenues, respectively.